EXCHANGE LISTED FUNDS TRUST

Gavekal Knowledge Leaders Emerging Markets ETF
Gavekal Knowledge Leaders Developed World ETF
(each, a “Fund” and together, the “Funds”)

Supplement dated March 11, 2016 to the Funds’ currently effective Prospectus and Statement of Additional Information (“SAI”)

Anand Desai, Associate of Penserra Capital Management LLC, recently began serving as a portfolio manager of the Funds. Accordingly, the Funds’ Prospectus and SAI are hereby amended as follows:

Prospectus

•	In the Fund Summary for both Funds, the following sentence is added under the heading “Portfolio Managers”:

Anand Desai, Associate of Penserra, has served as a portfolio manager of the Fund since December 2015.

•	Under the heading “Portfolio Managers” on p. 26, the following information is added:

Anand Desai serves as a portfolio manager for the Funds. Mr. Desai has been an Associate with Penserra since 2015. Prior to that, Mr. Desai was a portfolio fund accountant at State Street for 5 years.

Statement of Additional Information

•	The first sentence under the headings “THE PORTFOLIO MANAGERS - Compensation” is hereby replaced with the following:

Dustin Lewellyn, CFA, Managing Director of the Sub-Adviser, Ernesto Tong, CFA, Managing Director of the Sub-Adviser, and Anand Desai, Associate of the Sub-Adviser, serve as portfolio managers for the Funds (the “Portfolio Managers”).

•	The last sentence under the headings “THE PORTFOLIO MANAGERS - Shares Owned by Portfolio Managers” is hereby replaced with the following:

As of March 8, 2016, the Portfolio Managers did not beneficially own Shares of either Fund.

•	The following information is added under the headings “THE PORTFOLIO MANAGERS - Other Accounts Managed by Portfolio Managers”:

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)
Anand Desai	12	$800	0	$0	0	$0

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE